Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Profit of consolidated and affiliated companies	$ 2,523	$ 2,468	$ 6,570
Other comprehensive income (loss), Net of Tax:
Foreign currency translation, net of tax (provision)/benefit of: 2015 - $(82); 2014 - $(78); 2013 - $57	(973)	(1,155)	(251)
Pension and other postretirement benefits:
Current year actuarial gain (loss), net of tax (provision)/benefit of: 2015 - $19; 2014 - $838; 2013 - $(1,232)	0	0	0
Amortization of actuarial (gain) loss, net of tax (provision)/benefit of: 2015 - $(217); 2014 - $(175); 2013 - $(265)	0	0	0
Current year prior service credit (cost), net of tax (provision)/benefit of: 2015 - $5; 2014 - $(2); 2013 - $(2)	(3)	4	3
Amortization of prior service (credit) cost, net of tax (provision)/benefit of: 2015 - $18; 2014 - $13; 2013 - $19	(35)	(25)	(35)
Amortization of transition (asset) obligation, net of tax (provision)/benefit of: 2015 - $0; 2014 - $0; 2013 - $(1)	0	0	1
Derivative financial instruments:
Gains (losses) deferred, net of tax (provision)/benefit of: 2015 - $11; 2014 - $69; 2013 - $2	(19)	(118)	(4)
(Gains) losses reclassified to earnings, net of tax (provision)/benefit of: 2015 - $(51); 2014 - $(2); 2013 - $(25)	88	4	41
Available-for-sale securities:
Gains (losses) deferred, net of tax (provision)/benefit of: 2015 - $9; 2014 - $(12); 2013 - $(15)	(10)	24	29
(Gains) losses reclassified to earnings, net of tax (provision)/benefit of: 2015 - $20 2014 - $11; 2013 - $6	(36)	(24)	(13)
Total other comprehensive income (loss), net of tax	(988)	(1,290)	(229)
Comprehensive income	1,535	1,178	6,341
Less: comprehensive income attributable to the noncontrolling interests	1	(16)	(17)
Comprehensive income attributable to stockholders	$ 1,536	$ 1,162	$ 6,324